Organization and Summary of Significant Accounting Policies (Details 16) (USD $) In Thousands, unless otherwise specified	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Accumulated other comprehensive loss
Unrecognized pension and postretirement benefit plan liabilities, net of tax	$ 31,762	$ 19,772	$ 28,222
Foreign currency translation	3,995	1,978	3,719
Accumulated Other Comprehensive Income (Loss), Total	$ 35,757	$ 21,750	$ 31,941